Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	14.79%	17.22%	23.48%	(11.21%)	13.98%	12.53%	21.37%
Innovator U.S. Equity Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	11.28%	13.48%	18.05%	(5.22%)	8.87%	7.73%	13.05%
Innovator U.S. Equity Ultra Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	11.07%	13.16%	15.60%	(5.73%)	5.91%	6.93%	11.12%
Innovator U.S. Equity Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	12.89%	17.48%	22.48%	(6.63%)	17.92%
Innovator U.S. Equity Power Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	10.52%	12.81%	15.08%	(2.82%)	11.16%
Innovator U.S. Equity Ultra Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	10.44%	13.04%	11.97%	(5.97%)	7.33%
Innovator U.S. Equity Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	14.88%	16.48%	23.20%	(6.97%)	16.46%
Innovator U.S. Equity Power Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	11.91%	12.73%	16.20%	(2.66%)	10.47%
Innovator U.S. Equity Ultra Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	11.80%	13.05%	12.54%	(5.60%)	7.07%
Innovator U.S. Equity Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	8.15%	16.11%	22.97%	(6.68%)	12.09%	6.25%
Innovator U.S. Equity Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	6.56%	12.49%	16.11%	(4.23%)	7.39%	4.58%
Innovator U.S. Equity Ultra Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	6.18%	12.58%	10.82%	(5.62%)	4.97%	(5.08%)
Innovator U.S. Equity Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	11.05%	19.17%	16.76%	(12.61%)	11.94%
Innovator U.S. Equity Power Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	10.22%	14.16%	12.30%	(8.38%)	7.57%
Innovator U.S. Equity Ultra Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	8.58%	14.43%	12.54%	(9.09%)	5.19%
Innovator U.S. Equity Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	12.51%	16.48%	16.87%	(11.46%)	10.62%	9.94%
Innovator U.S. Equity Power Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	11.54%	12.54%	12.32%	(7.57%)	6.68%	10.41%
Innovator U.S. Equity Ultra Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	10.47%	12.61%	12.27%	(8.80%)	4.74%	7.12%
Innovator U.S. Equity Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	13.76%	18.87%	21.54%	(7.25%)	10.72%	8.62%	18.07%
Innovator U.S. Equity Power Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	12.83%	13.88%	20.04%	(2.07%)	6.70%	7.51%	12.88%
Innovator U.S. Equity Ultra Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	12.29%	13.97%	17.78%	(6.74%)	4.43%	4.68%	12.74%
Innovator U.S. Equity Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	14.72%	21.32%	20.07%	(10.19%)	12.04%	11.56%
Innovator U.S. Equity Power Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	12.28%	15.55%	17.90%	(6.85%)	7.28%	9.47%
Innovator U.S. Equity Ultra Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	12.34%	15.67%	17.70%	(10.60%)	4.91%	7.48%
Innovator U.S. Equity Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	14.75%	17.11%	20.87%	(9.08%)	14.51%	12.38%
Innovator U.S. Equity Power Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	11.72%	12.56%	18.91%	(3.84%)	8.77%	8.46%
Innovator U.S. Equity Ultra Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	11.56%	12.44%	19.06%	(8.19%)	5.85%	6.86%
Innovator U.S. Equity Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	14.23%	12.47%	21.42%	(8.16%)	14.75%	14.45%	18.37%
Innovator U.S. Equity Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	10.94%	9.52%	20.27%	(1.09%)	9.13%	10.20%	12.72%
Innovator U.S. Equity Ultra Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	10.48%	9.12%	19.08%	(4.39%)	5.83%	7.58%	11.32%
Innovator U.S. Equity Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	12.96%	12.71%	17.26%	(9.44%)	10.38%	11.67%
Innovator U.S. Equity Power Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	10.34%	9.98%	14.15%	(2.35%)	6.73%	10.42%
Innovator U.S. Equity Ultra Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	9.71%	9.58%	14.31%	(6.18%)	4.55%	8.17%
Innovator U.S. Equity Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	14.87%	12.60%	20.06%	(9.26%)	14.94%	13.57%
Innovator U.S. Equity Power Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	13.04%	9.29%	17.89%	(6.13%)	9.64%	8.24%
Innovator U.S. Equity Ultra Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	13.06%	9.43%	16.79%	(9.33%)	6.39%	6.68%